Contingencies	9 Months Ended
Sep. 30, 2021
Loss Contingency [Abstract]
Contingencies

8. Contingencies

In the normal course of business, NextNav may be involved in lawsuits, claims, and administrative proceedings. Management believes any liability or loss associated with such matters, either individually or in the aggregate, will not materially affect NextNav’s consolidated results of operations or financial position.